TRANSACTIONS WITH RELATED PARTIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets
Securities and derivative financial instruments	R$ 569,106	R$ 597,902
Loans and other assets	3,018,910	3,724,974
Liabilities
Customer and financial institution resources	5,577,770	5,223,199
Securities and subordinated debt securities issued	23,692,039	20,369,788
Other liabilities (4)	16,258,930	15,693,517
Revenue and expenses
Net interest income	(2,974,430)	(3,507,514)
Income from services provided	165,250	250,857
Other expenses net of other operating revenues	(2,509,312)	(2,141,085)
Shareholders Of The Parent [Member]
Assets
Securities and derivative financial instruments
Loans and other assets	9	13
Liabilities
Customer and financial institution resources	3,984,694	3,730,162
Securities and subordinated debt securities issued	22,980,518	19,045,768
Other liabilities (4)	2,873,187	2,298,873
Revenue and expenses
Net interest income	(2,955,759)	(3,167,555)
Income from services provided	120	163
Other expenses net of other operating revenues	108,791	90,378
Associates And Jointly Controlled Companies [Member]
Assets
Securities and derivative financial instruments	569,106	597,902
Loans and other assets	2,850,123	3,535,976
Liabilities
Customer and financial institution resources	1,135,148	971,846
Securities and subordinated debt securities issued
Other liabilities (4)	13,384,216	13,392,843
Revenue and expenses
Net interest income	116,185	(143,695)
Income from services provided	165,045	250,554
Other expenses net of other operating revenues	(2,599,747)	(2,204,598)
Key management personnel of entity or parent [member]
Assets
Securities and derivative financial instruments
Loans and other assets	168,778	188,985
Liabilities
Customer and financial institution resources	457,928	521,191
Securities and subordinated debt securities issued	711,521	1,324,020
Other liabilities (4)	1,527	1,801
Revenue and expenses
Net interest income	(134,856)	(196,264)
Income from services provided	85	140
Other expenses net of other operating revenues	R$ (18,356)	R$ (26,865)